Average Annual Total Returns - 2050 Retirement Fund	2050 Retirement Fund Past One Year	2050 Retirement Fund Past Five Years	2050 Retirement Fund For Life of Fund	2050 Retirement Fund Inception Date	2050 Retirement Fund Return after taxes on distributions Past One Year	2050 Retirement Fund Return after taxes on distributions Past Five Years	2050 Retirement Fund Return after taxes on distributions For Life of Fund	2050 Retirement Fund Return after taxes on distributions and sales of shares Past One Year	2050 Retirement Fund Return after taxes on distributions and sales of shares Past Five Years	2050 Retirement Fund Return after taxes on distributions and sales of shares For Life of Fund	Past One Year	Past Five Years	For Life of Fund	Return after taxes on distributions and sales of shares Past One Year	Return after taxes on distributions and sales of shares Past Five Years	Return after taxes on distributions and sales of shares For Life of Fund	S&P 500® Index (Index reflects no deduction for fees and expenses) Past One Year	S&P 500® Index (Index reflects no deduction for fees and expenses) Past Five Years	S&P 500® Index (Index reflects no deduction for fees and expenses) For Life of Fund
Total				Oct. 01, 2012	13.39%	11.21%	10.98%	9.93%	9.56%	9.86%	7.51%	4.44%	3.22%	8.76%	8.39%	8.60%	18.40%	15.22%	14.64%